Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 14,654,549	$ 11,628,748	₩ 9,894,749	₩ 9,523,853
Financial assets at FVTPL	106,698	84,667	45,803	48,612
Financial assets at FVTOCI	632,615	501,996	381,814	437,527
Financial assets at amortized cost	13,915,236	11,042,085	9,467,132	9,037,714
Interest expense	(5,957,970)	(4,727,798)	(2,909,028)	(3,525,341)
Net interest income (Notes 11, 30 and 41)	8,696,579	6,900,950	6,985,721	5,998,512
Fee and commission income	2,499,700	1,983,574	2,171,705	1,694,016
Fees and commissions expense	(789,530)	(626,512)	(700,930)	(679,977)
Net fees and commissions income (Notes 11, 31 and 41)	1,710,170	1,357,062	1,470,775	1,014,039
Dividend income (Notes 11, 32 and 41)	159,982	126,950	309,211	138,543
Net gain on financial instruments at FVTPL (Notes 11, 33 and 41)	238,502	189,257	325,751	421,709
Net gain on financial assets at FVTOCI (Notes 11 and 34)	(21,498)	(17,059)	32,624	24,138
Net gain arising on financial assets at amortized cost (Note 11)	74,204	58,883	107,317	44,443
Impairment losses due to credit loss (Notes 35 and 41)	(885,272)	(702,485)	(536,838)	(784,371)
General and administrative expenses (Notes 36 and 41)	(4,529,890)	(3,594,580)	(4,147,411)	(3,956,181)
Other net operating expense (Notes 11, 26, 36 and 41)	(1,012,253)	(803,247)	(887,401)	(820,438)
Operating income	4,430,524	3,515,731	3,659,749	2,080,394
Share of gain of joint ventures and associates (Note 13)	69,996	55,545	62,196	101,077
Other non-operating income (expense)	47,050	37,335	(34,900)	(180,220)
Non-operating income (expense)	117,046	92,880	27,296	(79,143)
Non-operating income (expense) (Note 37)	4,547,570	3,608,610	3,687,045	2,001,251
Income tax expense (Note 38)	(1,178,496)	(935,166)	(924,766)	(486,002)
Net income	3,369,074	2,673,444	2,762,279	1,515,249
Other comprehensive income [abstract]
Net gain (loss) on valuation of equity securities at FVTOCI	(30,146)	(23,921)	34,069	47,246
Changes in capital due to equity method	(4,527)	(3,592)	(2,607)	(2,065)
Remeasurement gain (loss) related to defined benefit plan	251,440	199,524	65,067	9,783
Items that will not be reclassified to profit or loss	216,767	172,011	96,529	54,964
Net gain (loss) on valuation of debt securities at FVTOCI	(463,725)	(367,978)	(184,396)	12,114
Changes in capital due to equity method	5,139	4,078	4,133	(233)
Net gain (loss) on foreign currency translation of foreign operations	32,536	25,818	246,808	(153,472)
Net gain(loss) on valuation of hedges of net investments in foreign operations	(20,701)	(16,427)
Net gain (loss) on valuation of cash flow hedge	(9,835)	(7,804)	7,107	4,420
Items that may be reclassified to profit or loss	(456,586)	(362,313)	73,652	(137,171)
Other comprehensive income(loss), net of tax	(239,819)	(190,302)	170,181	(82,207)
Total comprehensive income	3,129,255	2,483,142	2,932,460	1,433,042
Net income attributable to:
Net income attributable to owners	3,186,772	2,528,783	2,542,844	1,307,266
Net income attributable to non-controlling interests	182,302	144,661	219,435	207,983
Total comprehensive income attributable to:
Comprehensive income attributable to owners	2,954,145	2,344,188	2,700,672	1,233,097
Comprehensive income attributable to non-controlling interests	₩ 175,110	$ 138,954	₩ 231,788	₩ 199,945
Earnings per share
Basic and diluted earnings per share | (per share)	₩ 4,251	$ 3,374	₩ 3,419	₩ 1,742